Revenue - Classification (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue from royalty, streams and working interests	$ 366.7	$ 257.6	$ 732.2	$ 513.2
Interest revenue (Note 6a and b)	2.7	2.2	5.6	3.1
Other interest income		0.3		0.6
Total revenue	369.4	260.1	737.8	516.9
Labrador Iron Ore Royalty Corporation
Revenue
Dividend income	1.4	5.1	3.6	7.2
Revenue-based royalties
Revenue
Total revenue	142.0	101.2	277.0	199.7
Streams
Revenue
Total revenue	186.2	127.8	382.1	260.0
Profit-based royalties
Revenue
Total revenue	28.1	17.9	53.8	31.9
Interest revenue and other
Revenue
Total revenue	13.1	13.2	24.9	25.3
South America
Revenue
Total revenue	140.7	93.6	292.2	194.4
Central America & Mexico
Revenue
Total revenue	43.4	16.8	79.9	41.6
United States
Revenue
Total revenue	60.8	51.2	119.0	98.0
Canada
Revenue
Total revenue	72.7	51.3	137.6	91.5
Rest of World
Revenue
Total revenue	51.8	47.2	109.1	91.4
Mining
Revenue
Total revenue	369.4	260.1	737.8	516.9
Precious metals
Revenue
Total revenue	304.0	193.0	594.7	387.0
Gold
Revenue
Total revenue	258.4	156.9	504.2	317.8
Gain (loss) on provisional price adjustment	0.0	(0.1)	0.1	0.0
Silver
Revenue
Total revenue	38.1	28.1	75.2	53.0
Platinum group metals
Revenue
Total revenue	7.5	8.0	15.3	16.2
Gain (loss) on provisional price adjustment	0.0	0.2	0.4	(0.1)
Energy and other mining commodity
Revenue
Total revenue	366.7	257.6	732.2	513.2
Other mining
Revenue
Total revenue	10.2	13.7	27.0	31.5
Other mining assets
Revenue
Total revenue	3.0	1.7	7.4	4.7
Iron Ore
Revenue
Total revenue	7.2	12.0	19.6	26.8
Energy
Revenue
Total revenue	52.5	50.9	110.5	94.7
Oil
Revenue
Total revenue	30.6	35.9	65.5	62.1
Gas
Revenue
Total revenue	16.9	10.8	34.3	23.1
Natural gas liquids
Revenue
Total revenue	$ 5.0	$ 4.2	$ 10.7	$ 9.5